Revenue - Narrative (Details) $ in Millions	12 Months Ended
Mar. 31, 2024 USD ($)
Disaggregation of Revenue [Line Items]
Revenues recognized	$ 113.1
E One
Disaggregation of Revenue [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, current liabilities, deferred revenue	65.6
Television Production
Disaggregation of Revenue [Line Items]
Contract with customer performance obligation satisfied in the previous period fixed and variable fee	$ 290.6